DERIVATIVE WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 5. DERIVATIVE WARRANT LIABILITY

 At September 30, 2013 and December 31, 2012, the Company had outstanding warrants to purchase 1,050,454 and 1,254,004 shares of its Common Stock, respectively. Included in these outstanding warrants at September 30, 2013 and December 31, 2012 are warrants to purchase 700,000 and 736,015 shares, respectively, that are considered to be derivative financial instruments. The fair value of these derivative instruments at September 30, 2013 and December 31, 2012 was approximately $979,000 and $5,585,000, respectively, and is included in Derivative Warrant Liability, a current liability, in the Consolidated Balance Sheet. Changes in fair value of the derivative financial instruments are recognized in the Consolidated Statement of Operations as a gain or loss on revaluation of derivative warrant liability. The Loss on Revaluation of Derivative Warrant Liability for the three months ended September 30, 2013 was approximately $70,000.  The Gain on Revaluation of Derivative Warrant Liability for the nine months ended September 31, 2013 was approximately $4,606,000.  The Gain (Loss) on Revaluation of Derivative Warrant Liability for the three and nine months ended September 30, 2012 was approximately a loss of $400,000 and a gain of $201,281, respectively.

 The Derivative Warrant Liability represents the risk exposure pertaining to the warrants and is based on the fair value of the underlying common stock and the Gain (Loss) on Revaluation of Derivative Warrant Liability is a result of the change in that fair value.  For the three months ended September 30, 2013, no derivative warrants were exercised and none expired. For the nine months ended September 30, 2013, no derivative warrants were exercised and 45,164 expired. For the nine months ended September 30, 2012, 16,545 derivative warrants were exercised, which resulted in a reclassification of approximately $61,000 from the Derivative Warrant Liability to Additional Paid-in Capital.

 The table below presents the changes in the Level 3 Derivative Warrant Liability measured for the nine months ended September 30, 2013 and 2012:

	2013	2012
Derivative Warrant Liability as of January 1	$5,585,141	$1,035,337
Warrants issued under Montaur credit facility	—	6,000,000
Total unrealized losses included in net loss (1)	1,061,682	500,000
Total realized losses included in net loss(1)	—	1,438
Total unrealized gains included in net loss (1)	(5,515,000)	(595,038)
Total realized gains included in net loss (1)	(152,668)	(107,681)
Reclassification of derivative warrant liability to additional paid-in capital for derivative warrants exercised	—	(61,520)
Derivative Warrant Liability as of September 30	$979,155	$6,772,536
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(1) Included in Gain (Loss) on Revaluation of Derivative Warrant Liability in the Consolidated Statement of Operations.

Derivative financial instruments are recognized as a liability on the consolidated balance sheet and measured at fair value.

At December 31, 2012 and 2011, the Company had outstanding warrants to purchase 1,254,004 and 752,753 shares of its common stock, respectively. Included in these outstanding warrants at December 31, 2012 and 2011 are warrants to purchase 736,016 and 72,515 shares, respectively, that are considered to be derivative instruments since the agreements contain “down round” provisions whereby the number of shares covered by the warrants is subject to change in the event of certain dilutive stock issuances. The fair value of these derivative instruments at December 31, 2012 and 2011 was approximately $5,585,000 and $1,035,000, respectively, and is included in Derivative Warrant Liability, a current liability. Changes in fair value of the derivative financial instruments are recognized currently in the Statements of Operations as a Gain (Loss) on Revaluation of Derivative Warrant Liability. The changes in the fair value of the derivative warrant liability for the years ended December 31, 2012, 2011 and 2010 resulted in a gain (loss) of approximately $3,684,000, $(1,763,000) and $371,000, respectively.

The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock for each reporting period. Of the total warrants exercised in 2012 and 2011, warrants to purchase 141,947 shares of Common Stock were exercised in 2011 pursuant to a cashless exercise provision. No warrants were exercised in 2012 pursuant to a cashless exercise provision.

For the years ended December 31, 2012 and 2011, warrants with down round provisions to purchase 16,546 and 65,315 shares, respectively, were exercised and certain anti-dilution rights were waived (see Note 12) which resulted in a reclassification to additional paid-in capital in the amount of approximately $62,000 and $2,273,000, respectively.

The table below presents the changes in the Level 3 derivative warrant liability measured at fair value on a recurring basis:

	2012	2011
Liabilities:
Derivative warrant liability as of January 1	$1,035,337	$1,544,996
Warrants issued under Montaur credit facility	8,295,000	-
Total unrealized losses included in net loss (1)	500,000	2,191,147
Total realized losses included in net loss (1)	1,438	978,678
Total unrealized gains included in net loss (1)	(4,077,433)	(1,377,261)
Total realized gains included in net loss (1)	(107,681)	(29,626)
Reclassification of liability to additional paid-in capital for warrants	(61,520)	(2,272,597)
Derivative warrant liability as of December 31	$5,585,141	$1,035,337
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(1) Included in gain or loss on revaluation of derivative warrant liability in the Consolidated Statement of Operations.